Consolidated Statements of Profit or Loss and Other Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Total cost of revenues	$ 30,856	$ 29,582	$ 9,371
Gross profit	25,458	14,051	1,122
Research and development expenses, net	62,004	75,763	41,686
Sales and marketing expenses	31,707	38,833	22,713
General and administrative expenses	58,254	30,457	19,644
Other income, net	1,627
Impairment losses on intangible assets		40,523	140,290
Operating loss	(124,880)	(171,525)	(223,211)
Finance income	70,934	22,965	17,909
Finance expenses	1,652	79,471	428
Loss before taxes on income	(55,598)	(228,031)	(205,730)
Taxes benefit (expenses)	(62)	(264)	4,906
Loss for the year	(55,660)	(228,295)	(200,824)
Loss attributable to non-controlling interests	(1,110)	(872)	(47)
Loss attributable to owners	$ (54,550)	$ (227,423)	$ (200,777)
Loss per share
Basic loss per share (in Dollars per share)	$ (0.22)	$ (0.88)	$ (0.81)
Diluted loss per share (in Dollars per share)	$ (0.22)	$ (0.88)	$ (0.83)
Other comprehensive income items that after initial recognition in comprehensive income were or will be transferred to profit or loss
Foreign currency translation differences for foreign operations	$ 2,368	$ (844)	$ (46)
Other comprehensive income items that will not be transferred to profit or loss
Remeasurement of net defined benefit liability (IAS 19), net of tax	(1,801)	2,508
Total other comprehensive income (loss) for the year	567	1,664	(46)
Total comprehensive loss for the year	(55,093)	(226,631)	(200,870)
Comprehensive loss attributable to non-controlling interests	(1,088)	(892)	(69)
Comprehensive loss attributable to owners of the Company	(54,005)	(225,739)	(200,801)
Revenues
Total cost of revenues	56,314	43,633	10,493
Cost of revenues
Total cost of revenues	30,759	24,943	5,730
Business combination and technology
Total cost of revenues	$ 97	$ 4,639	$ 3,641